CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
CASH PROVIDED BY (USED IN):
Net loss	$ (274,425)	$ (180,846)	$ (1,162,625)
Adjustments required to reconcile net loss with net cash used in operating activities
Depreciation	10,909	50,450	46,981
Gain on common share purchase warrants	(10,863)	(755,862)	(105,739)
Loss from discontinued operation	0	0	12,621
Stock based compensation	3,208	28,600	64,171
Changes in non-cash working capital balances
Prepaids and advances	2,549	7,311	51,677
Due from related parties	7,431	(23,935)	(25,230)
Accounts payable	(22,191)	96,667	(329,490)
Accrued liabilities	41,047	(88,529)	(12,487)
Cash used in operating activities	(242,335)	(866,144)	(1,460,121)
Financing activities
Due to related parties	130,557	(48,813)	(180,634)
Proceeds from private placement	0	749,430	1,101,926
Cash provided by financing activities	130,557	700,617	921,292
Investing activities
Proceeds from sale of discontinued operations	0	0	800,000
Purchase of capital assets	0	0	(1,631)
Return of a certificate of deposit	0	0	10,000
Cash provided by investing activities	0	0	808,369
Net (decrease) increase in cash	(111,778)	(165,527)	269,540
Cash, beginning of the year	129,065	294,592	30,709
Less: cash from discontinued operations	0	0	(5,657)
Cash, end of the year	$ 17,287	$ 129,065	$ 294,592